Derivative Financial Instruments - Fair Value of Open Foreign Currency Exchange Contracts (Detail) - Foreign Exchange Contracts [Member] - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Derivatives, Fair Value [Line Items]
Net fair value	$ 29,780	$ (6,380)
Prepaid Expenses and Other Current Assets [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	31,524	3,264
Prepaid Expenses and Other Current Assets [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	11,898	2,674
Other Noncurrent Assets [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	0	2,987
Other Noncurrent Assets [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	0	1,236
Accrued Expenses and Other Current Liabilities [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability	(6,235)	(4,093)
Accrued Expenses and Other Current Liabilities [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability	(7,407)	(12,212)
Other Noncurrent Liabilities [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability	0	(236)
Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Net fair value	25,289	1,922
Non Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Net fair value	$ 4,491	$ (8,302)